UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Short-term borrowings	¥ 19,498	$ 3,020	¥ 10,000
Deferred revenue	136,274	21,106	163,699
Accounts payable	21,425	3,320	19,423
Accrued and other liabilities	203,207	31,473	209,590
Income taxes payable, current	185,105	28,669	184,638
Amounts due to related parties	2,771	429	2,543
Operating lease liability, current	49,198	7,620	53,702
Long-term borrowing			9,594
Other non-current liabilities	304	47	292
Income taxes payable, non-current	34,322	5,316	34,763
Operating lease liability, non-current	¥ 207,877	$ 32,196	¥ 220,319
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Preferred shares, shares authorized | shares	1,666,667	1,666,667	1,666,667
Preferred shares, shares issued | shares	0	0	0
Preferred shares, shares outstanding | shares	0	0	0
Class A Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		0.003
Ordinary shares, shares authorized | shares	66,666,667	66,666,667	66,666,667
Ordinary shares, shares issued | shares	41,948,276	41,948,276	41,923,276
Ordinary shares, shares outstanding | shares	41,948,276	41,948,276	41,923,276
Class C Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	8,333,333	8,333,333	8,333,333
Ordinary shares, shares issued | shares	4,708,415	4,708,415	4,708,415
Ordinary shares, shares outstanding | shares	4,708,415	4,708,415	4,708,415
Variable interest entities and subsidiaries of VIEs
Short-term borrowings	¥ 10,000		¥ 10,000
Deferred revenue	132,947		158,735
Accounts payable	10,346		10,682
Accrued and other liabilities	168,420		165,706
Income taxes payable, current	180,666		180,070
Amounts due to related parties	2,771		2,543
Operating lease liability, current	24,014		27,962
Long-term borrowing	0		0
Other non-current liabilities	95		188
Income taxes payable, non-current	34,322		34,763
Operating lease liability, non-current	¥ 71,459		¥ 74,725